SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Revenues and Long-Lived Assets With in Geographic Areas
The following is a summary of revenues within geographic areas based on end customers’ location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2022	2021	2020

North America	$16,042	$15,902	$17,520
Europe	10,396	8,913	9,052
APAC	6,571	8,387	5,267
South and Latin America	1,334	1,296	1,322
Israel	1,195	317	-
Others	20	101	190

	$35,558	$34,916	$33,351

2.          Long-lived assets:

	December 31,
	2022	2021

Israel	$170	$289
Europe	1,268	1,413
USA	1,764	1,816
Canada	11,375	13,374
Others	69	80

	$14,646	$16,972